Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

Note 38.Income taxes

SEALSQ Corp is incorporated in the British Virgin Islands but is a Swiss tax resident, filing taxes in the canton of Geneva. It operates in various countries with differing tax laws and rates.

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD’000	2025	2024	2023
Switzerland	(21,152)	(10,907)	(6,524)
Foreign	(13,056)	(7,209)	3,481
Loss before income tax	(34,208)	(18,116)	(3,043)

The components of income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD’000	2025	2024	2023
Current
Switzerland	—	—	—
Foreign	(162)	3,085	225
Deferred
Switzerland	—	—	—
Foreign	—	—	—
Income tax expense / (income)	(162)	3,085	225

The difference between the income tax recovery / (expense) at the Swiss Federal statutory income tax rate of 8.5% compared to the Group’s income tax recovery / (expense) as reported is reconciled below. In line with ASU 2023-09, the Group has elected not to restate prior periods.

12 months ended
December 31,
USD’000	2025
Net loss before income tax	(34,208)
Swiss Federal statutory tax rate	2,908
State and local income taxes (Geneva), net of federal income tax effect	—
Foreign tax effects
France
State income taxes, net of federal income tax effect	(856)
Changes in tax loss carryfowards from acquisition	3,531
Change in loss carryforwards in relation to the debt remission	105
Changes in tax loss carryfowards	4,161
Permanent Difference in relation to stock-based compensation	2
Changes in valuation allowances	(8,005)
Amortization of deferred tax liabilities from acquisition	171
Other	13
Effect of changes in tax laws or rates enacted in the current period	—
Effect of cross-border tax laws	—
Tax credits
Changes in tax loss carryfowards	2,311
State income taxes, net of federal income tax effect	(1,798)
Changes in valuation allowances	(2,513)
Nontaxable or nondeductible items
Permanent Difference in relation to stock-based compensation	15
Changes in unrecognized tax benefits	—
Other	117
Income tax (expense) / recovery	162

	12 months ended December 31,
USD’000	2024	2023
Net loss before income tax	(18,116)	(3,043)
Statutory tax rate	14%	14%
Expected income tax (expense)/recovery	2,536	426
Change in tax loss carryforwards	3,912	869
Change in loss carryforwards in relation to the debt remission	(52)	(514)
Change in valuation allowance	(6,932)	(600)
Foreign tax effects	(1,047)	(75)
Nontaxable or nondeductible items	(1,491)	(22)
Effect of exchange rate changes	—	—
Amortization of PPA	—	—
Other	(11)	(309)
Income tax (expense) / recovery	(3,085)	(225)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

In view of the Group’s continued loss before income tax in the year ended December 31, 2025, and of the anticipated future taxable income per management’s forecast, the Group assessed that the recoverability of its deferred tax assets remains below the “more likely than not” recognition criterion under ASC 740 as at December 31, 2025. Consequently, the Group maintained a full valuation allowance against its gross deferred tax assets.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD’000	2025	2024
Foreign	(4,367)	—
Deferred income tax assets / (liabilities)	(4,367)	—

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD’000	2025	2024
Defined benefit accrual	401	(9)
Tax loss carryforwards	18,388	8,380
Add back loss carryforwards used for the debt remission	881	776
Valuation allowance	(19,670)	(9,147)
Deferred tax liability from acquisition	(4,367)	—
Deferred tax assets / (liabilities)	(4,367)	—

In connection with the acquisition of IC’Alps, the Group recognized a net deferred tax liability of USD 4,366,726 as at December 31, 2025, related to intangible assets identified during the Purchase Price Allocation (PPA).

As of December 31, 2025, the Group’s operating cumulated loss carry-forwards of all jurisdictions are as follows:

Operating loss-carryforward as of December 31, 2025
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
USD’000	Switzerland	France	Japan	USA	Total
2026	—	—	—	—	—
2027	—	—	—	—	—
2028	—	—	—	—	—
2029	188	—	—	—	188
2030	7,189	—	—	—	7,189
2031	10,027	—	—	—	10,027
2032	14,928	—	—	—	14,928
2045	—	—	—	59	59
No expiration	—	54,521	9	—	54,530
Totals	32,332	54,521	9	59	86,921

In France, operating losses may be carried forward indefinitely but may be offset against the taxable profits of a given fiscal year only up to an amount of €1 million, plus 50% of the taxable result in excess of that threshold.

The following tax years remain subject to examination:

Significant jurisdictions	Open years
Switzerland	2025
France	2022 – 2025
Japan	2025
Taiwan	2025
USA	2025

The Group has no unrecognized tax benefits.